Note 17 - Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill Disclosure [Text Block]
17 Goodwill

The following table summarizes the activity in the balance of goodwill during the years ended December 31, 2011 and 2011 by reporting unit:

	2011
	China VAS & mobile games	Indonesia VAS	Media content	PC games	Total
	$	$	$	$	$
Balance at beginning of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355
Balance at end of year	17,740,558	16,848,642	2,360,658	3,533,497	40,483,355

	2012
	China VAS	Mobile games	Indonesia Digital Media	Media content	PC games	Total
	$	$	$	$	$	$
Balance at beginning of year	8,550,715	9,189,843	16,848,642	2,360,658	3,533,497	40,483,355
Goodwill impairment	(8,550,715)	—	—	(2,360,658)	—	(10,911,373)
Balance at end of year	—	9,189,843	16,848,642	—	3,533,497	29,571,982

As of December 31, 2012, the Company performed impairment tests on goodwill assigned to each reporting unit (except for Investment reporting unit which has no goodwill) in a two-step process. The Company determined the fair value of the reporting units using the income approach based on the discounted expected future cash flows associated with these units.  In 2012, the Company determined that the economic interdependency between China VAS and mobile games is declining, and will continue to decline in the future, due to the change in target customers of the China VAS and mobile games businesses.  China VAS focuses on 2G and 2.5G mobile users, whilst mobile games’ focus has moved towards games distributed via the internet and Android/ iOS platforms. As such, the Company considered it appropriate to change the reporting unit of China VAS and mobile games to 2 reporting units – China VAS and Mobile Games.  Further, Indonesia VAS reporting unit was renamed Indonesia Digital Media to reflect the present operations in Indonesia.

The discounted cash flows for each reporting unit were based on five-year projections using compound annual growth rates of (33)%, 111%, 16%, 77% and (189)% for China VAS, mobile game, Indonesia Digital Media, PC game and Media content reporting units, respectively (2011: 42%, 26%, 23% and 22% for China VAS & mobile game, Indonesia Digital Media, PC game and Media content reporting units). Cash flow projections were based on past experience, actual operating results and management’s best estimates about future developments as well as certain market assumptions. Cash flows after the fifth year were estimated using a terminal value calculation, which adopted terminal value growth rates of 3% for China VAS, mobile game, Indonesia Digital Media, PC game and Media content reporting units (2011: 5% for China VAS, mobile game, Indonesia Digital Media and PC game and 1.5 % for Media content reporting units). The discount rates used in the valuations reflect a market assessment of the risks specific to each reporting unit and are based on the weighted-average cost of capital for the respective reporting units. The discount rates used were 19.5%, 19.5%, 13.4%,19.1% and 15.4% for China VAS, mobile game, Indonesia Digital Media, PC game and Media content reporting units, respectively  (2011: 17.5%, 15.5%, 16.8%, 14.7% for China VAS & mobile game, Indonesia Digital Media, PC game and Media content reporting units, respectively).

Based on the annual impairment tests as of December 31, 2012, the reporting units of Mobile game, PC game and Indonesia Digital Media had fair values higher than their carrying value, hence management did not recognise any impairment expense on these 3 reporting units.  Impairment expense of $9.9 million was recognized on the reporting units of China VAS and Media content as the fair value of these units were lower than their carrying value due to the unfavorable outlook for the VAS business in China and the DVD businesses of the Group.  Another $1 million of goodwill impairment is allocated to non controlling interest.